SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of property and equipment

Optical Fibers	20 years
Computer equipment	3-15 years
Furniture, fixtures and office equipment	5 years
Motor vehicles	10 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets
Building	20-40 years

Schedule of estimated economic life of the intangible assets

Purchased software	5 years

Schedule of disaggregation of revenue by revenue stream and by timing of revenue recognition from continuing operations

	For the Years Ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000	US$’000
CDN Services	103,548	62,270	58,487	8,480
IDC Services	168,434	87,363	104,506	15,152
IX Services	7,850	251	337	49
Total	279,832	149,884	163,330	23,681

The following table provides information about accounts receivables from contracts with customers:

	Years as of December 31,
	2021	2022
	RMB’000	RMB’000	US$’000
Accounts receivables	24,483	15,276	2,215